Share capital - Authorized capital (Details)	12 Months Ended
Dec. 31, 2022 CHF (SFr) SFr / shares shares
Share capital
Additional share capital that Board of Directors are authorized to issue | SFr	SFr 400,000
Number of additional shares that Board of Directors are authorized to issue | shares	20,000,000
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02